Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks at amortized cost	₩ 28,453,404	₩ 33,410,542
Financial assets at fair value through profit or loss	62,403,759	59,091,403
Derivative assets	3,799,189	5,633,915
Securities at fair value through other comprehensive income	64,838,323	58,316,112
Securities at amortized cost	49,930,076	47,282,623
Loans at amortized cost	389,137,156	356,221,519
Property and equipment, net	4,046,164	3,989,697
Intangible assets	5,644,782	5,480,619
Investments in associates	2,913,745	2,657,768
Current tax receivable	15,159	51,894
Deferred tax assets	134,854	215,345
Investment property	675,391	615,235
Net defined benefit assets	142,020	18,374
Other assets	35,973,754	32,194,666
Assets held for sale	44,409	54,392
Total assets	648,152,185	605,234,104
Liabilities
Deposits	364,896,675	326,416,868
Financial liabilities at fair value through profit or loss	1,369,225	1,436,694
Financial liabilities designated at fair value through profit or loss	8,023,870	8,455,724
Derivative liabilities	3,586,564	5,016,567
Borrowings	43,167,065	41,594,064
Debt securities issued	80,149,363	75,134,394
Net defined benefit liabilities	51,204	62,514
Provisions	1,166,856	804,736
Current tax payable	702,660	389,586
Deferred tax liabilities	175,947	579,656
Liabilities under insurance contracts	54,333,498	53,460,230
Other liabilities	40,990,836	45,526,213
Total liabilities	598,613,763	558,877,246
Equity
Capital stock	2,969,641	2,969,641
Hybrid bonds	3,334,531	2,179,934
Capital surplus	12,095,043	12,234,939
Capital adjustments	(664,429)	(687,935)
Accumulated other comprehensive loss	(984,936)	(404,181)
Retained earnings	30,541,300	27,777,169
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	47,291,150	44,069,567
Non-controlling interests	2,247,272	2,287,291
Total equity	49,538,422	46,356,858
Total liabilities and equity	₩ 648,152,185	₩ 605,234,104